Mexican Government Long-Term Notes Receivable And Other Assets - Summary of Long-term Notes Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Promissory notes issued by the Mexican Government	$ 0	$ 0
Other long-term notes receivable	858,648	886,827
Total long-term notes receivable	$ 858,648	$ 886,827